Offerings	Jun. 26, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	156,602,916
Maximum Aggregate Offering Price	$ 1,021,051,012.32
Carry Forward Form Type	F-3
Carry Forward File Number	333-291657
Carry Forward Initial Effective Date	Nov. 19, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 141,007.14
Offering Note	The Registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $1,021,051,012.32 pursuant to a registration statement on Form F-3ASR (File No. 333-291657) initially filed with the Securities and Exchange Commission on November 19, 2025 (the Prior Registration Statement) and, in connection therewith, paid a filing fee of $141,007.14. Of such securities, an aggregate of $1,021,051,012.32 remain unsold (the Unsold Securities). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $141,007.14 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Prior Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement. The figures provided in the table do not reflect the 10-for-1 reverse stock split completed by the Registrant on May 14, 2026.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	PIPE Common Warrants
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-291657
Carry Forward Initial Effective Date	Nov. 19, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Included in the price of the Class B Ordinary Shares. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Strategic Advisor Pre-Funded Warrants
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-291657
Carry Forward Initial Effective Date	Nov. 19, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Included in the price of the Class B Ordinary Shares. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Strategic Advisor Warrants
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-291657
Carry Forward Initial Effective Date	Nov. 19, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Included in the price of the Class B Ordinary Shares. No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.